OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2020	2019

Prepaid expenses	619	530
Receivables from government authorities	568	2
Receivables from employees	6	8
Others	126	135

	1,319	675